Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,023,905.5	$ 1,864,862.6
Financial liabilities	1,768,812.2	1,669,387.6
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	145,960.6	129,727.4
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	113,785.4	80,994.9
Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,371.7	48,732.5
Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,803.5
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	920,897.5	852,436.4
Level 1 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,751.9
Level 1 [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,751.9
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	145,884.9	129,118.1
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	113,694.4	80,236.1
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	18,385.3	48,882.0
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,805.2
Not measured at fair value but for which the fair value is disclosed [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	849,236.9	765,301.5
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	143,133.0	129,118.1
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	113,694.4	80,236.1
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	18,385.3	48,882.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,053.3
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 849,236.9	$ 765,301.5